Other Income And Other Expense	12 Months Ended
Dec. 31, 2014
Other Income And Other Expense [Abstract]
Other Income And Other Expense

Note 14 – Other Income and Other Expense

Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2014	2013	2012
All other income and commissions:
ATM interchange fees	$10,943	$10,412	$10,528
Electronic banking fees	6,190	6,289	6,537
Letter of credit fees	4,864	5,081	5,158
Deferred compensation	2,042	4,685	4,461
Gain/(loss) on extinguishment of debt	(4,166)	-	-
Other	12,390	13,874	20,257
Total	$32,263	$40,341	$46,941
All other expense:
Other insurance and taxes	$12,900	$12,598	$10,734
Tax credit investments	10,767	12,103	18,655
Travel and entertainment	9,095	8,959	8,366
Customer relations	5,726	4,916	4,578
Employee training and dues	4,518	5,054	4,525
Supplies	3,745	3,800	3,752
Miscellaneous loan costs	2,690	4,209	4,126
Litigation and regulatory matters	(2,720)	63,654	33,313
Other	41,952	32,579	41,195
Total	$88,673	$147,872	$129,244